Subsequent event (Details) CAD in Billions	12 Months Ended
Dec. 31, 2015 CAD
Subsequent event
Description of shelf prospectus and registration statement	On January 5, 2016, the Company filed a new shelf prospectus with the Canadian securities regulators and a registration statement with the United States Securities and Exchange Commission (SEC), pursuant to which CN may issue up to $6.0 billion of debt securities in the Canadian and U.S. markets over the next 25 months. This shelf prospectus and registration statement replaces CN’s previous shelf prospectus and registration statement that was filed on December 3, 2013. Access to capital markets under the shelf prospectus and registration statement is dependent on market conditions.
Subsequent event date	Jan. 05, 2016
Shelf prospectus and registration statement maximum issuance of debt securities	CAD 6